UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [  ]; Amendment Number:  ______
This Amendment (Check only one.):  [  ] is a restatement.
					     [  ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:    Widmann, Siff & Co., Inc.
Address: 551 West Lancaster Avenue
	   Suite 304
         Haverford, PA  19041

Form 13F File Number:  28-2100

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kim M. Davis
Title:    Vice President
Phone:    (610) 520-0500

Signature, Place, and Date of Signing:

Kim M. Davis		Haverford, PA		January 30, 2002
  Signature			 City, State		    Date

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the
      holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:		  0

Form 13F Information Table Entry Total:    52

Form 13F Information Table Value Total:   $92,002
                                         (thousands)

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alltel Corp.                   COM              020039103     3449 55875.000SH       SOLE                20225.000         35650.000
Anadarko Petroleum Corp.       COM              032511107      365 6425.000 SH       SOLE                 1100.000          5325.000
Applera Corp. - Applied Biosys COM              038020103     5806 147849.000SH      SOLE                52747.000         95102.000
Applera Corp. - Celera Genomic COM              038020202      828 31040.000SH       SOLE                11170.000         19870.000
BB & T Corp.                   COM              054937107      201 5562.000 SH       SOLE                                   5562.000
Bellsouth Corp.                COM              079860102      309 8112.000 SH       SOLE                                   8112.000
Burnham Pacific Properties     COM              12232c108      212 51525.000SH       SOLE                26250.000         25275.000
CVS Corporation                COM              126650100     2844 96065.000SH       SOLE                45675.000         50390.000
Chesapeake Energy Corp.        COM              165167107     2781 420725.000SH      SOLE               191975.000        228750.000
Convergys Corp.                COM              212485106     5693 151845.000SH      SOLE                63325.000         88520.000
Crown America Realty Tr.       COM              228186102     1750 224300.000SH      SOLE                52850.000        171450.000
Crown Pacific Partners Ltd.    COM              228439105      524 88150.000SH       SOLE                22500.000         65650.000
Emerson Electric Co.           COM              291011104      220 3860.000 SH       SOLE                 1375.000          2485.000
Enterprise Products Partners L COM              293792107      569 12100.000SH       SOLE                 1125.000         10975.000
Equity Inns Inc.               COM              294703103      463 69975.000SH       SOLE                26950.000         43025.000
Equity Office Properties       COM              294741103     2468 82062.998SH       SOLE                23174.000         58888.998
Equity Residential Pptys.      COM              29476L107     1405 48942.000SH       SOLE                22812.000         26130.000
Exxon Mobil Corp.              COM              30231g102      387 9853.998 SH       SOLE                 3491.999          6361.999
Fairchild Corp. A              COM              303698104       36 12300.000SH       SOLE                                  12300.000
Federal National Mortgage Assn COM              313586109      459 5775.000 SH       SOLE                 4500.000          1275.000
Federal Rlty. Inv. Tr.         COM              313747206      437 19000.000SH       SOLE                 6600.000         12400.000
Fleming Cos. Inc.              COM              339130106     2248 121500.000SH      SOLE                51075.000         70425.000
General Electric Co.           COM              369604103     1410 35189.000SH       SOLE                12650.000         22539.000
Glimcher Realty Trust          COM              379302102      788 41825.000SH       SOLE                17475.000         24350.000
Harris Corp.                   COM              413875105     1753 57460.000SH       SOLE                27581.000         29879.000
Household International Inc.   COM              441815107     4380 75600.000SH       SOLE                31700.000         43900.000
Immunex Corp.                  COM              452528102     2502 90275.000SH       SOLE                36225.000         54050.000
Int'l Business Machines        COM              459200101      277 2294.000 SH       SOLE                                   2294.000
Intel Corp.                    COM              458140100      220 6995.000 SH       SOLE                                   6995.000
Istar Financial Inc.           COM              45031u101      488 19540.000SH       SOLE                 8650.000         10890.000
J. P. Morgan Chase & Co.       COM              46625h100      487 13397.000SH       SOLE                 9251.000          4146.000
Johnson & Johnson              COM              478160104     1126 19057.000SH       SOLE                 8050.000         11007.000
Kinder Morgan Energy Partners  COM              494550106     2659 70300.000SH       SOLE                29100.000         41200.000
Liberty Media Corp. Ser. A     COM              530718105     4362 311600.000SH      SOLE               137825.000        173775.000
Malan Realty Inv.              COM              561063108       68 10100.000SH       SOLE                                  10100.000
Mattel, Inc.                   COM              577081102     2471 143675.000SH      SOLE                65375.000         78300.000
Microsoft Corp.                COM              594918104      453 6829.000 SH       SOLE                  850.000          5979.000
Mission West Properties Inc.   COM              605203108      155 12150.000SH       SOLE                 3700.000          8450.000
Mylan Labs Inc.                COM              628530107      336 8950.000 SH       SOLE                 7100.000          1850.000
Patriot Bank Corp.             COM              70335p103      170 15975.000SH       SOLE                 5600.000         10375.000
Penn Virginia Corp.            COM              707882106      782 22920.000SH       SOLE                14925.000          7995.000
Peoples Bk Bridgeport, CT      COM              710198102      725 34096.000SH       SOLE                14975.000         19121.000
Pfizer, Inc.                   COM              717081103    10086 253089.000SH      SOLE               114722.000        138367.000
Range Resources Corp.          COM              75281a109      110 24175.000SH       SOLE                 9200.000         14975.000
Reckson Assoc. Realty CL. B    COM              75621k304      316 12400.000SH       SOLE                 1000.000         11400.000
Resource America Inc.          COM              761195205      460 49237.000SH       SOLE                 8769.000         40468.000
Shire Pharmaceuticals ADR      COM              82481r106      768 20981.001SH       SOLE                 6722.000         14259.001
Sovereign Bancorp, Inc.        COM              845905108     4931 402841.000SH      SOLE               178600.000        224241.000
Unisys Corp.                   COM              909214108     3944 314515.000SH      SOLE               145500.000        169015.000
Verizon Communications         COM              92343v104     3308 69692.000SH       SOLE                27612.000         42080.000
Washington Mutual              COM              939322103     6196 189471.000SH      SOLE                78717.000        110754.000
Williams Cos.                  COM              969457100     2819 110450.000SH      SOLE                46625.000         63825.000